Offsets	Oct. 19, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kodiak Sciences Inc.
Form or Filing Type	S-3
File Number	333-271946
Initial Filing Date	May 15, 2023
Fee Offset Claimed	$ 18,293.20
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 166,000,000.00
Termination / Withdrawal Statement	The Registrant previously registered $350,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-271946) filed with the Securities and Exchange Commission ("SEC"), on May 15, 2023, and declared effective by the SEC on June 2, 2023 (the "Prior Registration Statement"). The Registrant previously paid an aggregate registration fee of $38,570 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the Registrant sold an aggregate of $184,000,000 of such securities under the Prior Registration Statement, leaving the balance of $166,000,000 (the "Unsold Securities"), representing $18,293.20 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement. All offerings under the Prior Registration Statement have terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kodiak Sciences Inc.
Form or Filing Type	S-3
File Number	333-271946
Filing Date	May 15, 2023
Fee Paid with Fee Offset Source	$ 18,293.20
Offset Note	The Registrant previously registered $350,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to the Prior Registration Statement. The Registrant previously paid an aggregate registration fee of $38,570 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the Registrant sold an aggregate of $184,000,000 of such securities under the Prior Registration Statement, leaving the balance of $166,000,000, representing $18,293.20 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement. All offerings under the Prior Registration Statement have terminated.